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                [Transamerica Life Insurance Company Letterhead]

September 11, 2002


VIA EDGAR

_____________________________________


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Retirement Builder Variable Annuity Account
     File No. 811-07689, CIK 0001016809
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Retirement Builder Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report for the following underlying management investment companies:
Variable Insurance Products Fund, AIM Variable Insurance Funds, Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, Davis Variable Account Fund, Inc., Evergreen Variable Trust, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Putnam Variable Trust, Alliance Variable Products Series Fund, Inc., AEGON/Transamerica Series Fund, Inc., Nations Separate Account Trust and One Group Investment Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

..     On August 20, 2002, Variable Insurance Products Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000356494);

..     On August 20, 2002, Variable Insurance Products Fund II filed its semi-annual report with the Commission via EDGAR (CIK: 0000831016);

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Securities and Exchange Commission
September 11, 2002
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..     On August 20, 2002, Variable Insurance Products Fund III filed its semi-annual report with the Commission via EDGAR (CIK: 0000927384);

..     On August 16, 2002, AIM Variable Insurance Funds, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000896435);

..     On August 21, 2002, Dreyfus Stock Index Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000846800);

..     On August 28, 2002, Dreyfus Variable Investment Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000813383);

..     On August 16 and 19, 2002, MFS(R)Variable Insurance TrustSM filed its semi-annual report with the Commission via EDGAR (CIK: 0000918571);

..     On August 29, August 30, September 3, September 4, and September 5, 2002,
      Oppenheimer Variable Account Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000752737);

..     On August 22, 2002, Davis Variable Account Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0001084060);

..     On August 9 and 13, 2002, Evergreen Variable Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000928754);

..     On August 29, 2002, Federated Insurance Series filed its semi-annual report with the Commission via EDGAR (CIK: 0000912577);

..     On August 27,, 2002, Franklin Templeton Variable Insurance Products Trust
      filed its semi-annual report with the Commission via EDGAR (CIK:
      0000837274);




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Securities and Exchange Commission
September 11, 2002
Page 3


..     On August 23, 2002, Putnam Variable Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000822671);

..     On August 19, 2002, (Premier Growth Portfolio and Technology Portfolio)
      Alliance Variable Products Series Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000825316);

..     On August 26, 2002, AEGON/Transamerica Series Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207);

..     On September 3, 2002 Nations Separate Account Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0001049787); and

..     On August 23, 2002, One Group Investment Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000909221).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Group